Note 8 - Income Tax Provision - Components of deferred tax assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Net deferred tax assets - non-current:
Expected income tax benefit from NOL carry-forwards	$ 552,271	$ 44,224
Less valuation allowance	(552,271)	(44,224)
Deferred tax assets, net of valuation allowance	$ 0	$ 0